Interest Expense, Net (Tables)	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
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Interest Income and Interest Expense

Interest income and interest expense for the three months ended July 25, 2014 and July 26, 2013 are as follows:

	Three months ended
(in millions)	July 25, 2014	July 26, 2013
Interest income	$(92)	$(50)
Interest expense	97	90

Interest expense, net	$5	$40

Interest income and interest expense for fiscal years 2014, 2013, and 2012 are as follows:

	Fiscal Year
(in millions)	2014	2013	2012
Interest income	$(271)	$(237)	$(200)
Interest expense	379	388	349

Interest expense, net	$108	$151	$149